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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

            Read instructions at end of Form before preparing Form.


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1.    Name and address of issuer:
                                        Wells Fargo Trust
                                        111 Center St.
                                        Little Rock, AR 72201

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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

CALIFORNIA LIMITED TERM TAX-FREE FUND CLASS A
CALIFORNIA LIMITED TERM TAX-FREE FUND CLASS C
CALIFORNIA LIMITED TERM TAX-FREE FUND INSTITUTIONAL CLASS
CALIFORNIA TAX-FREE FUND CLASS A
CALIFORNIA TAX-FREE FUND CLASS B
CALIFORNIA TAX-FREE FUND CLASS C
CALIFORNIA TAX-FREE FUND INSTITUTIONAL CLASS
COLORADO TAX-FREE FUND CLASS A
COLORADO TAX-FREE FUND CLASS B
COLORADO TAX-FREE FUND INSTITUTIONAL CLASS
MINNESOTA INTERMEDIATE TAX-FREE FUND INSTITUTIONAL CLASS
MINNESOTA TAX-FREE FUND CLASS A
MINNESOTA TAX-FREE FUND CLASS B
MINNESOTA TAX-FREE FUND INSTITUTIONAL CLASS
NATIONAL LIMITED TERM TAX-FREE FUND INSTITUTIONAL CLASS
NATIONAL TAX-FREE FUND CLASS A
NATIONAL TAX-FREE FUND CLASS B
NATIONAL TAX-FREE FUND CLASS C
NATIONAL TAX-FREE FUND INSTITUTIONAL CLASS
NEBRASKA TAX-FREE FUND INSTITUTIONAL CLASS
MONTGOMERY EMERGING MARKETS FOCUS FUND CLASS A
MONTGOMERY EMERGING MARKETS FOCUS FUND CLASS B
MONTGOMERY EMERGING MARKETS FOCUS FUND CLASS C
MONTGOMERY EMERGING MARKETS FOCUS FUND INSTITUTIONAL CLASS
MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND SELECT CLASS
MONTGOMERY MID CAP GROWTH FUND CLASS A
MONTGOMERY MID CAP GROWTH FUND CLASS B
MONTGOMERY MID CAP GROWTH FUND CLASS C
MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND CLASS A
MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND CLASS B
MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND CLASS C
MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND INSTITUTIONAL CLASS MONTGOMERY SMALL CAP FUND CLASS A
MONTGOMERY SMALL CAP FUND CLASS B
MONTGOMERY SMALL CAP FUND CLASS C
MONTGOMERY SMALL CAP FUND INSTITUTIONAL CLASS
MONTGOMERY TOTAL RETURN BOND FUND CLASS A
MONTGOMERY TOTAL RETURN BOND FUND CLASS B
MONTGOMERY TOTAL RETURN BOND FUND CLASS C
MONTGOMERY TOTAL RETURN BOND FUND INSTITUTIONAL CLASS
MONTGOMERY TOTAL RETURN BOND FUND SELECT CLASS

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3.    Investment Company Act File Number:
                                              811-09253
      Securities Act File Number:
                                              333-74295
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4(a). Last day of fiscal year for which this Form is filed:

                                                             6/30/03

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). [ ] Check box if this is the last time the issuer will be filing this Form.



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                  PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.
SEC 2393(6-02)

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5.  Calculation of registration fee:

     (i)     Aggregate sale price of securities sold during                   $ 1,386,838,323
             the fiscal year pursuant to section 24(f):                       ---------------

     (ii)    Aggregate price of securities redeemed            $ 971,458,988
             or repurchased during the fiscal year:            -------------

     (iii)   Aggregate price of securities redeemed or
             repurchased during any prior fiscal year ending
             no earlier than October 11, 1995 that were not
             previously used to reduce registration fees       $ 362,184,676
             payable to the Commission:                        -------------

     (iv)    Total available redemption credits [add Items                    $ 1,333,643,664
             5(ii) and 5(iii):                                                ---------------

     (v)     Net sales -- if Item 5(i) is greater than                        $    53,194,659
             Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                 ---------------
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     (vi)    Redemption credits available for use in future    $   (0)
             years -- if Item 5(i) is less than Item 5(iv)     --------
             [subtract Item 5(iv) from Item 5(i)]:
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     (vii)   Multiplier for determining registration fee (See                x       .0000809
             Instruction C.9):                                                ---------------

     (viii)  Registration fee due [multiply Item 5(v) by Item                =$      4,303.45
             5(vii)] (enter "0" if no fee is due);                            ===============

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:______.

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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                            + $
                                                                              ---------------

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8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:

                                                                            =        4,303.45
                                                                              ===============

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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:

           Method of Delivery:

                              [X] Wire Transfer
                              [ ] Mail or other means

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ STACIE DE ANGELO
                           ---------------------------------------------------
                            Stacie De Angelo, VP Operations
                           ---------------------------------------------------

Date  September 29, 2003
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* Please print the name and title of the signing officer below the signature.